Interest and Other Income - Summary of Interest and Other Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest and other income [abstract]
Interest income	¥ 10,065	¥ 11,443	¥ 12,884
Fair value gains recognized, net	5,495	4,442	2,999
Interest and other income	¥ 15,560	¥ 15,885	¥ 15,883